OTHER EXPENSE (INCOME)	12 Months Ended
Dec. 31, 2022
Disclosure of Other Expense (Income) [Abstract]
OTHER EXPENSE (INCOME)	OTHER EXPENSE (INCOME)

	US Dollars
Figures in millions	2022	2021	2020
Care and maintenance	—	45	—
Governmental fiscal claims	11	7	6
Legacy TSF obligations	(16)	9	14
Pension and medical defined benefit	7	7	8
Royalty receivable impaired	—	—	4
Royalties received	(2)	(2)	(2)
Retrenchment and related costs	—	18	—
Legal fees and project costs	15	10	9
Refund from insurance claim	—	—	(5)
Other indirect taxes	11	18	23
Premium on settlement of bonds	—	24	—
	26	136	57